New Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements
3.	NEW ACCOUNTING PRONOUNCEMENTS

The following tables present Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board (FASB) that are applicable to Hydro One:

Recently Adopted Accounting Guidance

ASU	Date issued	Description	Effective date	Impact on Hydro One

2014-16	November 2014	This update clarifies that all relevant terms and features should be considered in evaluating the nature of a host contract for hybrid financial instruments issued in the form of a share. The nature of the host contract depends upon the economic characteristics and risks of the entire hybrid financial instrument.	January 1, 2016	No material impact upon adoption

2015-01	January 2015	Extraordinary items are no longer required to be presented separately in the income statement.	January 1, 2016	No material impact upon adoption

2015-02	February 2015	Guidance on analysis to be performed to determine whether certain types of legal entities should be consolidated.	January 1, 2016	No material impact upon adoption

2015-03	April 2015	Debt issuance costs are required to be presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability consistent with debt discounts or premiums.	January 1, 2016	Reclassification of deferred debt issuance costs and net unamortized debt premiums as an offset to long-term debt. Applied retrospectively (see note 15).

2015-05	April 2015	Cloud computing arrangements that have been assessed to contain a software licence should be accounted for as internal-use software.	January 1, 2016	No material impact upon adoption

2015-16	September 2015	Adjustments to provisional amounts that are identified during the measurement period of a business combination in the reporting period in which the adjustment amount is determined are required to be recognized. The amount recorded in current period earnings are required to be presented separately on the face of the income statement or disclosed in the notes by line item.	January 1, 2016	No material impact upon adoption

2015-17	November 2015	All deferred tax assets and liabilities are required to be classified as noncurrent on the balance sheet.	January 1, 2017	This ASU was early adopted as of April 1, 2016 and was applied prospectively. As a result, the current portions of the Company’s deferred income tax assets are reclassified as noncurrent assets on the consolidated Balance Sheet. Prior periods were not retrospectively adjusted (see note 7).

2016-09	March 2016	Several aspects of the accounting for share-based payment transactions were simplified, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.	January 1, 2017	This ASU was early adopted as of October 1, 2016 and was applied retrospectively. As a result, the Company accounts for forfeitures as they occur. There were no other material impacts upon adoption.

Recently Issued Accounting Guidance Not Yet Adopted

ASU	Date issued	Description	Effective date	Anticipated impact on Hydro One

2014-09 2015-14 2016-08 2016-10 2016-12 2016-20	May 2014 – December 2016	ASU 2014-09 was issued in May 2014 and provides guidance on revenue recognition relating to the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. ASU 2015-14 deferred the effective date of ASU 2014-09 by one year. Additional ASUs were issued in 2016 that simplify transition and provide clarity on certain aspects of the new standard.	January 1, 2018	Hydro One has completed its initial assessment and has identified relevant revenue streams. No quantitative determination has been made as a detailed assessment is now underway and will continue through to the third quarter of 2017, with the end result being a determination of the financial impact of this standard. The Company is on track for implementation of this standard by the effective date.

2016-01	January 2016	This update requires equity investments to be measured at fair value with changes in fair value recognized in net income, and requires enhanced disclosures and presentation of financial assets and liabilities in the financial statements. This ASU also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment.	January 1, 2018	Under assessment

2016-02	February 2016	Lessees are required to recognize the rights and obligations resulting from operating leases as assets (right to use the underlying asset for the term of the lease) and liabilities (obligation to make future lease payments) on the balance sheet.	January 1, 2019	An initial assessment is currently underway encompassing a review of all existing leases, which will be followed by a detailed review of relevant contracts. No quantitative determination has been made at this time. The Company is on track for implementation of this standard by the effective date.

2016-05	March 2016	The amendments clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.	January 1, 2018	Under assessment

2016-06	March 2016	Contingent call (put) options that are assessed to accelerate the payment of principal on debt instruments need to meet the criteria of being “clearly and closely related” to their debt hosts.	January 1, 2017	No material impact

2016-07	March 2016	The requirement to retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence has been eliminated.	January 1, 2017	No material impact

2016-11	May 2016	This amendment covers the SEC Staff’s rescinding of certain SEC Staff observer comments that are codified in Topic 605 and Topic 932, effective upon the adoption of Topic 606 and Topic 815, effective to coincide with the effective date of Update 2014-16.	January 1, 2019	No material impact

2016-13	June 2016	The amendment provides users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date.	January 1, 2019	Under assessment

2016-15	August 2016	The amendments provide guidance for eight specific cash flow issues with the objective of reducing the existing diversity in practice.	January 1, 2018	Under assessment

2016-16	October 2016	The amendment eliminates the prohibition of recognizing current and deferred income taxes for an intra-entity asset transfer, other than inventory, until the asset has been sold to an outside party. The amendment will permit income tax consequences of such transfers to be recognized when the transfer occurs.	January 1, 2018	Under assessment

2016-18	November 2016	The amendment requires that restricted cash or restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning and end-of-period balances in the statement of cash flows.	January 1, 2018	Under assessment

2017-01	January 2017	The amendment clarifies the definition of a business and provides additional guidance on evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses.